Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Institutional Class
Trading Symbol	RKCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 14.11% versus the Fund’s Institutional Class shares return of 13.63% during the period. The Fund underperformed as stock selection struggled, though allocation was positive. Utilities was the top detracting sector mostly due to weakness from Sunnova Energy, the biggest single-name detractor, and SSE PLC. Industrials contributed given strength in several holdings, led by top contributing stock Mueller Industries and Schneider Electric.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Insitutional Class	12.67	9.81	7.63
MSCI ACWI Net Total Return Index (USD)	23.56	11.68	8.40

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/ for more recent performance information. Visit https://www.rockefellerfunds.com/ for more recent performance information.
Net Assets	$ 94,833,954
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	11.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$94,833,954
Number of Holdings	48
Portfolio Turnover	11.10%

Holdings [Text Block]

Top 10 Issuers
Mueller Industries, Inc.	4.7%
Schneider Electric SE	3.8%
Cie de Saint-Gobain	3.6%
Bureau Veritas SA	3.5%
Badger Meter, Inc.	3.3%
Air Products and Chemicals, Inc.	3.1%
StoneX Group, Inc.	2.9%
SSE PLC	2.9%
Trimble, Inc.	2.9%
Atkore, Inc.	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller Climate Solutions Fund
Class Name	Class A
Trading Symbol	RKCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller Climate Solutions Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.24%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The MSCI ACWI Net Total Return Index returned 14.11% versus the Fund’s Class A shares return of 13.48% during the period. The Fund underperformed as stock selection struggled, though allocation was positive. Utilities was the top detracting sector mostly due to weakness from Sunnova Energy, the biggest single-name detractor, and SSE PLC. Industrials contributed given strength in several holdings, led by top contributing stock Mueller Industries and Schneider Electric.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/21/2021)
Class A	12.39	0.25
MSCI ACWI Net Total Return Index (USD)	23.56	4.88

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/ for more recent performance information. Visit https://www.rockefellerfunds.com/ for more recent performance information.
Net Assets	$ 94,833,954
Holdings Count | $ / shares	48
Investment Company Portfolio Turnover	11.10%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$94,833,954
Number of Holdings	48
Portfolio Turnover	11.10%

Holdings [Text Block]

Top 10 Issuers
Mueller Industries, Inc.	4.7%
Schneider Electric SE	3.8%
Cie de Saint-Gobain	3.6%
Bureau Veritas SA	3.5%
Badger Meter, Inc.	3.3%
Air Products and Chemicals, Inc.	3.1%
StoneX Group, Inc.	2.9%
SSE PLC	2.9%
Trimble, Inc.	2.9%
Atkore, Inc.	2.8%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/
Class A
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class A
Trading Symbol	RKSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 15.23% versus the Fund’s Class A shares return of 13.18% during the period. The Fund underperformed as stock selection and ‘quality’ factors struggled. Information Technology was the top detracting sector mostly due to weakness from PROS Holdings, the biggest single-name detractor, and Calix. Financials contributed given strength in several holdings, particularly Hannon Armstrong, while Radnet was the top contributing stock.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2023)
Class A	8.20
Russell 2000 Total Return Index	4.68

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/ for more recent performance information. Visit https://www.rockefellerfunds.com/ for more recent performance information.
Net Assets	$ 87,355,320
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	24.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$87,355,320
Number of Holdings	40
Portfolio Turnover	24.55%

Holdings [Text Block]

Top 10 Issuers
Mueller Industries, Inc.	4.7%
Invesco Government & Agency Portfolio	4.6%
PROS Holdings, Inc.	4.3%
Stride, Inc.	4.3%
Merit Medical Systems, Inc.	4.1%
Korn Ferry	4.1%
StoneX Group, Inc.	3.6%
SunOpta, Inc.	3.2%
RadNet, Inc.	3.0%
Donnelley Financial Solutions, Inc.	3.0%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/
Class I
Shareholder Report [Line Items]
Fund Name	Rockefeller US Small Cap Core Fund
Class Name	Class I
Trading Symbol	RKSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rockefeller US Small Cap Core Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rockefellerfunds.com/. You can also request this information by contacting us at 1-855-369-6209.
Additional Information Phone Number	1-855-369-6209
Additional Information Website	https://www.rockefellerfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.95%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM DURING THE LAST SIX MONTHS AND WHAT AFFECTED ITS PERFORMANCE?
The Russell 2000 Total Return Index returned 15.23% versus the Fund’s Class I shares return of 13.24% during the period. The Fund underperformed as stock selection and ‘quality’ factors struggled. Information Technology was the top detracting sector mostly due to weakness from PROS Holdings, the biggest single-name detractor, and Calix. Financials contributed given strength in several holdings, particularly Hannon Armstrong, while Radnet was the top contributing stock.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/31/2023)
Class I	8.37
Russell 2000 Total Return Index	4.68

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.rockefellerfunds.com/ for more recent performance information. Visit https://www.rockefellerfunds.com/ for more recent performance information.
Net Assets	$ 87,355,320
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	24.55%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$87,355,320
Number of Holdings	40
Portfolio Turnover	24.55%

Holdings [Text Block]

Top 10 Issuers
Mueller Industries, Inc.	4.7%
Invesco Government & Agency Portfolio	4.6%
PROS Holdings, Inc.	4.3%
Stride, Inc.	4.3%
Merit Medical Systems, Inc.	4.1%
Korn Ferry	4.1%
StoneX Group, Inc.	3.6%
SunOpta, Inc.	3.2%
RadNet, Inc.	3.0%
Donnelley Financial Solutions, Inc.	3.0%

Updated Prospectus Web Address	https://www.rockefellerfunds.com/